Employee Benefit Plan, Master Trust (Details) - EBP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, Asset	$ 3,920,665,000	$ 3,655,829,000
EBP, Liability	131,000	124,000
EBP, Net Asset Available for Benefit	3,920,534,000	3,655,705,000
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	14,360,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	498,838,000
EBP, Change in Net Asset Available for Benefit, Other Additions	10,468,000
Registered Investment Companies | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	79,980,000	86,313,000
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Other Receivable	6,000	71,000
EBP, Asset	4,190,710,000	3,897,841,000
EBP, Other Liability	(1,302,000)	(1,933,000)
EBP, Liability	(1,302,000)	(1,933,000)
EBP, Net Asset Available for Benefit	4,189,408,000	3,895,908,000
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	15,261,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	540,401,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	566,130,000
EBP, Investment, Fair Value	3,968,176,000	3,670,213,000
EBP, Investment, Fair and Contract Value	4,190,704,000	3,897,770,000
EBP, Nonconsolidated, Master Trust | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	143,199,000	179,381,000
EBP, Nonconsolidated, Master Trust | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	143,199,000	179,381,000
EBP, Nonconsolidated, Master Trust | EBP, Synthetic Investment Contract
EBP, Master Trust [Line Items]
EBP, Investment, Contract Value	222,528,000	227,557,000
EBP, Nonconsolidated, Master Trust | EBP, Synthetic Investment Contract, Settlement Proceeds
EBP, Master Trust [Line Items]
EBP, Investment, Contract Value	10,244,054
EBP, Nonconsolidated, Master Trust | EBP, Synthetic Investment Contract, Settlement Earnings
EBP, Master Trust [Line Items]
EBP, Investment, Contract Value	224,172
EBP, Nonconsolidated, Master Trust | Common Collective Trust
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,824,977,000	3,490,832,000
EBP, Nonconsolidated, Master Trust | Common Collective Trust | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,824,977,000	3,490,832,000
EBP, Nonconsolidated, Master Trust | Registered Investment Companies
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	79,980,000	86,313,000
EBP, Nonconsolidated, Master Trust | Registered Investment Companies | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	79,980,000	86,313,000
EBP, Nonconsolidated, Master Trust | Common Stock
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	59,302,000	85,870,000
EBP, Nonconsolidated, Master Trust | Common Stock | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	59,302,000	85,870,000
EBP, Nonconsolidated, Master Trust | Common Stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	59,302,000	85,870,000
EBP, Nonconsolidated, Master Trust | Cash and short-term investments
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,917,000	7,198,000
EBP, Nonconsolidated, Master Trust | Cash and short-term investments | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,917,000	7,198,000
EBP, Nonconsolidated, Master Trust | Cash and short-term investments | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,917,000	7,198,000
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Other Receivable	5,000	66,000
EBP, Asset	3,856,373,000	3,591,529,000
EBP, Other Liability	(1,213,000)	(1,798,000)
EBP, Liability	(1,213,000)	(1,798,000)
EBP, Net Asset Available for Benefit	3,855,160,000	3,589,731,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	523,666,000
EBP, Investment, Fair Value	3,649,039,000	3,379,737,000
EBP, Investment, Fair and Contract Value	3,856,368,000	3,591,463,000
EBP, Nonconsolidated, Plan Interest in Master Trust | EBP, Synthetic Investment Contract
EBP, Master Trust [Line Items]
EBP, Investment, Contract Value	207,329,000	211,726,000
EBP, Nonconsolidated, Plan Interest in Master Trust | Common Collective Trust
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,513,457,000	3,210,948,000
EBP, Nonconsolidated, Plan Interest in Master Trust | Registered Investment Companies
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	77,975,000	83,627,000
EBP, Nonconsolidated, Plan Interest in Master Trust | Common Stock
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	53,997,000	78,505,000
EBP, Nonconsolidated, Plan Interest in Master Trust | Cash and short-term investments
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	$ 3,610,000	$ 6,657,000